Pacer S&P 500 Quality FCF High Dividend ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 3.5%
AT&T, Inc.	256	$ 5,952
Comcast Corp. - Class A	274	6,565
Omnicom Group, Inc.	88	6,926
		19,443

Consumer Discretionary - 6.0%
Best Buy Co., Inc.	165	14,233
Darden Restaurants, Inc.	26	5,293
eBay, Inc.	29	3,306
Hasbro, Inc.	56	5,261
NIKE, Inc. - Class B	121	5,047
		33,140

Consumer Staples - 13.1%
Altria Group, Inc.	147	10,045
Brown-Forman Corp. - Class B	232	6,665
Clorox Co.	68	6,496
Coca-Cola Co.	69	6,044
Colgate-Palmolive Co.	44	4,017
Constellation Brands, Inc. - Class A	29	3,777
Estee Lauder Cos., Inc. - Class A	36	3,020
General Mills, Inc.	271	9,688
Hershey Co.	20	3,501
Kimberly-Clark Corp.	85	9,291
PepsiCo, Inc.	37	5,164
Procter & Gamble Co.	31	4,479
		72,187

Energy - 7.0%
Chevron Corp.	32	6,299
ConocoPhillips	37	4,458
Devon Energy Corp.	95	4,287
EOG Resources, Inc.	38	5,650
ExxonMobil Holdings Corp.	29	4,508
Occidental Petroleum Corp.	49	2,796
Valero Energy Corp.	15	4,693
Williams Cos., Inc.	83	5,938
		38,629

Financials - 24.1%
American International Group, Inc.	52	4,086
Capital One Financial Corp.	14	2,926
Citizens Financial Group, Inc.	87	6,234
CME Group, Inc.	9	2,410
FactSet Research Systems, Inc.	17	4,474
Fidelity National Information Services, Inc.	122	5,462
Fifth Third Bancorp	126	7,119
Huntington Bancshares, Inc.	436	7,429
KeyCorp.	356	8,042
M&T Bank Corp.	24	5,911
Marsh & McLennan Cos., Inc.	20	3,794
MetLife, Inc.	79	7,594

Northern Trust Corp.	33	6,012
PNC Financial Services Group, Inc.	27	6,747
Prudential Financial, Inc.	108	13,185
Regions Financial Corp.	266	8,233
Synchrony Financial	46	3,486
T Rowe Price Group, Inc.	110	12,293
Truist Financial Corp.	169	8,761
US Bancorp	126	7,939
		132,137

Health Care - 8.5%
Abbott Laboratories	38	4,017
Amgen, Inc.	13	5,007
Bristol-Myers Squibb Co.	125	8,164
Gilead Sciences, Inc.	34	4,427
Johnson & Johnson	16	4,102
Merck & Co., Inc.	40	5,208
Pfizer, Inc.	414	10,354
Quest Diagnostics, Inc.	14	3,262
Zoetis, Inc.	26	2,009
		46,550

Industrials - 15.0%
3M Co.	23	4,055
A O Smith Corp.	55	3,307
Allegion PLC	22	3,463
Automatic Data Processing, Inc.	34	9,060
Broadridge Financial Solutions, Inc.	23	3,541
CH Robinson Worldwide, Inc.	15	2,216
DuPont de Nemours, Inc.	33	4,521
Fastenal Co.	72	3,435
Honeywell International, Inc.	8	1,944
IDEX Corp.	13	2,996
Illinois Tool Works, Inc.	15	4,304
Lockheed Martin Corp.	6	3,496
Paychex, Inc.	91	10,632
Rockwell Automation, Inc.	7	3,361
Snap-On, Inc.	12	4,925
Union Pacific Corp.	16	4,674
United Parcel Service, Inc. - Class B	118	12,298
		82,228

Information Technology - 6.8%
Accenture PLC - Class A	29	4,812
Cisco Systems, Inc.	44	5,104
Microchip Technology, Inc.	73	5,423
NetApp, Inc.	37	6,604
QUALCOMM, Inc.	38	5,609
Skyworks Solutions, Inc.	160	9,965
		37,517

Materials - 4.5%
Avery Dennison Corp.	22	3,734
CF Industries Holdings, Inc.	21	2,629
Linde PLC	5	2,392
LyondellBasell Industries NV - Class A	157	9,747
Packaging Corp. of America	24	5,900
		24,402

Utilities - 11.3%
CMS Energy Corp.	63		4,535
Consolidated Edison, Inc.	46		5,007
DTE Energy Co.	35		4,966
Duke Energy Corp.	42		5,268
Evergy, Inc.	69		5,728
Eversource Energy	104		7,445
FirstEnergy Corp.	118		5,701
NiSource, Inc.	87		3,865
PPL Corp.	128		4,507
Public Service Enterprise Group, Inc.	65		4,984
Southern Co.	54		5,105
WEC Energy Group, Inc.	46		5,033
			62,144
TOTAL COMMON STOCKS (Cost $526,448)			548,377

TOTAL INVESTMENTS - 99.8% (Cost $526,448)			548,377
Other Assets in Excess of Liabilities - 0.2%		0.00229	1,259
TOTAL NET ASSETS - 100.0%			$ 549,636

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer S&P 500 Quality FCF High Dividend ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 548,377	$ –	$ –	$ 548,377
Total Investments	$ 548,377	$ –	$ –	$ 548,377

Refer to the Schedule of Investments for further disaggregation of investment categories.